Consolidated Balance Sheets (Parentheticals) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Statement of Financial Position [Abstract]
Allowance for doubtful accounts, net	$ 1,183,298	$ 1,003,514
Common stock, par value (in Dollars per share)	$ 0.0002	$ 0.0002
Common stock, shares authorized (in Shares)	250,000,000	250,000,000
Common stock, shares issued (in Shares)	14,299,182	14,279,182
Common stock, shares outstanding (in Shares)	14,299,182	14,279,182